The company and basis of presentation (Policies)	6 Months Ended
Jun. 30, 2020
The Company and basis of presentation
Accounting policies and methods of computation followed in interim financial statements

The consolidated financial statements and other financial information included in the Company’s quarterly reports on Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company's reporting currency. The quarterly financial report is prepared in accordance with International Accounting Standard ("IAS") 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019 (the "2019 Form 20-F") in accordance with IAS 1, Presentation of Financial Statements.